Intangible Assets, net - Schedule of Expected Amortization Expense (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026 (remaining)	$ 10,964	$ 1,398
2027	21,929	2,796
2028	10,190	1,300
2029	0	0
2030	0	0
Intangible assets, net	$ 43,083	$ 5,494	$ 53,381